Cover Page	12 Months Ended
Sep. 30, 2021
Document Information [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	SIGNA Sports United N.V.
Entity Central Index Key	0001869858
Entity Emerging Growth Company	true
Entity Ex Transition Period	false